Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	$ 30
Property, plant and equipment at end of period	62	$ 30
Office equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	63	38
Additions	53	27
Disposals	(7)	0
Exchange differences	3	(2)
Property, plant and equipment at end of period	112	63
Office equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(33)	(19)
Disposals	6	0
Exchange differences	0	1
Depreciation expense	(23)	(15)
Property, plant and equipment at end of period	$ (50)	$ (33)